UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05987
Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)     (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2009
Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Municipal Money Market Trust
Portfolio of Investments ▪ September 30, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (88.1%)
	Austin Trust,
$2,750	New York City Municipal Water Finance Authority Fiscal 2009 Ser CC Custody Receipts Ser 2008-1192	0.30%	10/07/09	$2,750,000
2,200	New York City Municipal Water Finance Authority Second General Fiscal 2007 Ser DD Custody Receipts Ser 2008-1206	0.30	10/07/09	2,200,000
5,480	New York State Environmental Facilities Corp., Ser 2002 B Custody Receipts Ser 2008-3051X	0.30	10/07/09	5,480,000
	City of New York,
4,050	Fiscal 1994 Ser A Subser A-4	0.28	10/01/09	4,050,000
1,500	Fiscal 2003 Subser C-4	0.24	10/07/09	1,500,000
2,050	Fiscal 2004 Ser A Subser A-5	0.25	10/07/09	2,050,000
1,525	Fiscal 2004 Ser A Subser A-5	0.27	10/07/09	1,525,000
2,200	Fiscal 2004 Ser H Subser H-2	0.24	10/07/09	2,200,000
2,900	Fiscal 2008 Ser 2007 Subser D-3	0.25	10/07/09	2,900,000
5,115	Erie County Industrial Development Agency, School Facilities Ser 2003 PUTTERs Ser 2936Z (FSA insd)	0.43	10/07/09	5,115,000
	Metropolitan Transportation Authority,
3,900	Dedicated Tax Ser 2008 B-3	0.30	10/07/09	3,900,000
9,300	Dedicated Tax Ser 2008 B-4	0.30	10/07/09	9,300,000
3,260	Ser 2002 A PUTTERs Ser 2911Z (FSA insd)	0.85	10/07/09	3,260,000
	Nassau County Interim Finance Authority,
6,450	Sales Tax Ser 2008 B	0.27	10/07/09	6,450,000
9,000	Sales Tax Ser 2008 D-2	0.27	10/07/09	9,000,000
	New York City Capital Resources Corp.,
1,650	Cobble Hill Health Center Inc Ser 2008 B-1	0.27	10/07/09	1,650,000
3,200	Cobble Hill Health Center Inc Ser 2008 B-3	0.27	10/07/09	3,200,000
6,000	New York City Housing Development Corp., 245 East 124th Street Ser 2008 A	0.20	10/07/09	6,000,000
	New York City Industrial Development Agency,
5,045	Brooklyn United Methodist Church Home Civic Facility Ser 2000	0.32	10/07/09	5,045,000
1,800	FC Hanson Office Associates LLC Ser 2004	0.25	10/07/09	1,800,000
4,000	United Jewish Appeal Federation Ser 2004 B	0.27	10/07/09	4,000,000
4,000	New York City Municipal Water Finance Authority, Water & Sewer System Fiscal 2008 Ser B-2	0.28	10/01/09	4,000,000
	New York City Transitional Finance Authority,
1,900	Future Tax Fiscal 2003 Ser C Subser C4	0.28	10/07/09	1,900,000
3,000	Recovery Fiscal 2003 Ser 1 Subser 1B	0.28	10/07/09	3,000,000
9,285	Recovery Fiscal 2003 Ser 3 Subser 3 B	0.28	10/01/09	9,285,000
4,460	Recovery Fiscal 2003 Ser 3 Subser 3 E	0.28	10/01/09	4,460,000
	New York State Dormitory Authority,
2,470	Catholic Health System Ser 2008	0.35	10/07/09	2,470,000
4,500	New York Law School Ser 2009	0.25	10/07/09	4,500,000
6,500	Pratt Institute Ser 2009 B	0.30	10/07/09	6,500,000
3,800	Rockefeller University Ser 2009 B	0.30	10/07/09	3,800,000
2,500	Wagner College Ser 2009	0.22	10/07/09	2,500,000
3,495	New York State Environmental Facilities Corp., Clean Water & Drinking Ser 2008 B PUTTERs Ser 2900	0.31	10/07/09	3,495,000
	New York State Housing Finance Agency,
4,300	Normandie Court I Ser 1991	0.30	10/07/09	4,300,000
2,500	Related-Taconic West 17th Street Ser 2009 A	0.28	10/07/09	2,500,000
9,750	Shore Hill Housing 2008 Ser A	0.23	10/07/09	9,750,000
	New York State Local Government Services Corp.,
5,300	Ser 1995 D	0.23	10/07/09	5,300,000
7,055	Ser 1995 E	0.35	10/07/09	7,055,000
6,000	Ser 1995 F	0.30	10/07/09	6,000,000
	New York State Urban Development Corp.,
3,920	Personal Income Tax Ser B PUTTERs Ser 2887	0.31	10/07/09	3,920,000
3,500	Service Contract Ser 2008-A-3 (AGC insd)	0.38	10/07/09	3,500,000
6,500	Oneida County Industrial Development Agency, Preswick Glen Civic Facility Ser 2006	0.30	10/07/09	6,500,000

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Morgan Stanley New York Municipal Money Market Trust
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

$3,830	Triborough Bridge & Tunnel Authority, Ser 2001 A Municipal Securities Trust Receipts Ser 2008 SGC-54 Class A	0.33%	10/07/09	$3,830,000
	Trust for Cultural Resources,
10,000	American Museum of Natural History Ser 2008 A2	0.24	10/07/09	10,000,000
3,050	Manhattan School of Music Ser 2009 A	0.27	10/07/09	3,050,000

	Total New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $194,990,000)			194,990,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE

	New York Tax-Exempt Commercial Paper (4.1%)
4,000	New York City Municipal Water Finance Authority, Ser 6	0.30%	10/06/09	0.30%	4,000,000
5,000	New York State, Environmental Quality Ser 1997 A	0.40	11/18/09	0.40	5,000,000

	Total New York Tax-Exempt Commercial Paper (Cost $9,000,000)				9,000,000

	New York Tax-Exempt Short-Term Municipal Notes and Bonds (7.1%)
1,550	Allegany-Limestone Central School District, Ser 2009 BANs, dtd 06/30/09	2.375	06/30/10	1.25	1,555,377
2,000	Board of Cooperative Educational Services for the Sole Supervisory District dtd 06/25/10, Oneida Herkimer & Madison Counties Sole Supervisory District Ser 2009 RANs, dtd 06/25/10	2.00	06/25/10	1.53	2,006,805
1,000	City of Syracuse, Ser 2009 A RANs, dtd 09/09/09	2.00	06/30/10	1.18	1,006,069
1,000	Greater Southern Tier Board of Cooperative Educational Services District, Supervisory District Ser 2009 RANs, dtd 09/22/09	2.00	06/30/10	1.21	1,005,847
1,287	Hartford Central School District, Ser 2009 BANs, dtd 06/19/09	2.50	06/18/10	2.00	1,288,074
1,910	Holland Patent Central School District, Ser 2009 BANs, dtd 06/25/09	2.00	06/25/10	1.20	1,912,521
1,554	North Syracuse Central School District, Ser 2009 BANs, dtd 06/18/09	2.25	06/18/10	1.28	1,564,896
1,000	Schroon Lake Central School District, Ser 2009 BANs, dtd 06/18/10	2.00	06/18/10	1.30	1,004,919
1,017	Sodus Central School District, Ser 2009 BANs, dtd 06/26/09	2.00	06/25/10	1.23	1,018,172
	South Glens Falls Central School District,
1,852	Ser 2009 BANs, dtd 06/18/09	2.25	06/18/10	1.41	1,862,277
1,378	Ser 2009 BANs, dtd 09/03/09	1.75	08/04/10	1.21	1,384,333

	Total New York Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $15,609,290)				15,609,290

	Total Investments (Cost $219,599,290) (c)			99.3%	219,599,290
	Other Assets in Excess of Liabilities			0.7	1,650,550

	Net Assets			100.0%	$221,249,840

BANs	Bond Anticipation Notes.

PUTTERs	Puttable Tax-Exempt Receipts.

RANs	Revenue Anticipation Notes.

(a)	Rate shown is the rate in effect at September 30, 2009.

(b)	Date on which the principal amount can be recovered through demand.

(c)	Cost is the same for federal income tax purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.

FSA	Financial Security Assurance Inc.

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MS New York Municipal Money Market Trust
Fair Valuation Measurements
09/30/2009
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Short-Term Investments
Tax-Exempt Variable Rate Obligations	$194,990,000	—	$194,990,000	—
Tax-Exempt Commercial Paper	9,000,000	—	9,000,000	—
Tax-Exempt Municipal Notes and Bonds	15,609,290	—	15,609,290	—

Total	$219,599,290	—	$219,599,290	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley New York Municipal Money Market Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2009

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